SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES
Schedule of depreciation and estimated useful lives of property, plant and equipment

Estimated Useful Life (in years)
Real Estate	5 - 50
Fixed Network and Transportation	4 - 20
Mobile Network Access	3 – 7
Tower and Pole	10 – 20
Switching Equipment	2 – 7
Computer Equipment	3 – 5
Vehicles	5
Goods lent to customers at no cost	2 – 4
Power Equipment and Installations	2 – 12
Machinery, diverse equipment and tools	5 – 10

Schedule of estimated useful lives of main classes of intangible assets

Estimated useful lives (years)
5G licenses	20
3G/4G licenses	15
Núcleo´s licenses	5-10
Customer Relationship	5-14
Incremental Costs from the Acquisition of Contracts	2
Content activation	2
Internally generated software	5-10
Other	2-28

Schedule of impairment recognized by concept

	For the years ended December 31,
	2025	2024	2023

	Gain (loss)
Assets classified as held for sale	—	—	(396)
Impairment of PP&E (a)	(10,783)	—	—
Goodwill of subsidiaries (a)	(15,941)	—	—
Other assets	(284)	1,455	(504)
Total	(27,008)	1,455	(900)
a)	As of December 31, 2025, Telecom recognized in its consolidated financial statements an impairment loss of $26,724 million arising from the recoverability test of Fixed and Intangible Assets at the Adesol CGU level. For further details, see section u.1) of this note.

Schedule of assumptions used in determining expense and benefit obligations

	2025	2024	2023
Discount Rate (1)	2.2% - 8.2%	3.0% - 7.7%	4.2% - 12.2%
Projected increase rate in compensation	3% - 31%	10.0% - 31.0%	32.0% - 175.0%
1)	Represents real discount rates.

Schedule of new standards and interpretations issued by the IASB applied by the company

Telecom has applied the following new standards and amendments for the first time from January 1, 2025:

Standards and amendments	Description	Mandatory application date for years beginning on or after
Amendments to IAS 21	Lack of Exchangeability: Evaluation of when a currency is exchangeable into another currency;	January 1, 2025

Schedule of new standards and interpretations issued by the IASB not in force

As of the date to prepare these consolidated financial statements, the following new standards and amendments to the existing ones are mandatory for periods beginning after December 31, 2025:

Standards and amendments	Description	Mandatory application date for years beginning on or after
Amendments to IFRS 7 and 9	Classification and Measurement of Financial Instruments	January 1, 2026
Amendments to IFRS 7 and 9	Financial effects of nature-dependent electricity contracts, such as Power Purchase Agreements that rely on sources like wind and solar energy. Clarification, measurement, and disclosure.	January 1, 2026
IFRS 18	Presentation and disclosure in financial statements	January 1, 2027